Financial Highlights (Tables)	12 Months Ended
Dec. 31, 2014
Financial Highlights [Abstract]
Schedule Of Weighted Average Number Of Units For Each Series

	Years ended December 31,			Date of first issuance
	2014	2013	2012

Series 1	226,646.771	349,050.340	512,141.713	July 23, 2001
Series 2	71.411	186.285	228.982	April 1, 2010
Series 3	16,444.909	24,444.217	26,798.935	September 1, 2009
Series 4	2,198.058	1,861.921	1,241.673	November 1, 2010